Depreciation Amortization and Impairment - Schedule of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rates	13.22%	12.78%
Recoverable amount/Carrying value	126.50%	150.50%
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rates	18.08%	17.93%
Recoverable amount/Carrying value	111.90%	118.06%